Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (35,798)	$ (53,568)	$ (10,221)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of discontinued operations	(4,821)
Deferred income taxes	(120)	(6,716)	(1,983)
Depreciation and amortization	3,981	5,563	5,581
Impairment of goodwill and long-lived assets	27,584	51,869
Accretion of interest to related party liability	652	745	748
Amortization of debt issuance costs	728	93
Re-measurement of contingent consideration		(5,657)	510
Stock-based compensation expense	1,465	1,208	1,227
Pension charges	246	289	136
(Gain) or loss on disposal of fixed assets	364	74
Changes in operating assets and liabilities:
Accounts receivable	1,024	(3,135)	2,140
Inventories	(1,804)	484	1,923
Prepaid expenses and other assets	745	(635)	526
Accounts payable	1,354	(433)	(2,112)
Liability to related party	(1,175)	(1,818)	(1,042)
Liability for consumer cards	1,738	(182)
Deferred revenue	(646)	766	(291)
Accrued expenses and other liabilities	2,055	(1,813)	(2,010)
Net cash used in operating activities	(2,428)	(12,866)	(4,868)
Cash flows from investing activities:
Capital expenditures	(2,074)	(3,241)	(1,728)
Net cash acquired (paid) from (for) acquisitions		572	(5,154)
Cash disposed of related to divested business	(2,289)
Net cash used in investing activities	(4,363)	(2,669)	(6,882)
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs		6,882
Proceeds from capital raise, net of issuance costs	9,640		18,212
Proceeds from issuance of common stock under employee stock purchase plan	132	341
Cash paid for acquisition of noncontrolling interest	(72)	(500)
Payments on financial liabilities	(3,744)	(1,420)	(879)
Changes in bank line of credit, net	(254)	239	(605)
Net cash provided by financing activities	5,702	5,542	17,861
Effect of exchange rates on cash and cash equivalents	(1,176)	132	329
Net (decrease) increase in cash and cash equivalents	(2,265)	(9,861)	6,440
Cash and cash equivalents of continuing operations, at beginning of year	6,109	16,224	10,565
Add: Cash and cash equivalents of discontinued operations, at beginning of year	1,269	1,015	234
Less: Cash and cash equivalents of discontinued operations, at end of year	18	1,269	1,015
Cash and cash equivalents of continuing operations, at end of year	5,095	6,109	16,224
Supplemental disclosures of cash flow information:
Cash paid for interest	1,951	1,495	1,049
Cash paid for income taxes	249	115	50
Cash received for income taxes	6	129	83
Non-cash investing and financing activities:
Net assets and liabilities of discontinued operations	8,363
Leasehold improvements funded by lease incentives	508
Common stock issued in connection with stock bonus and incentive plans	55	420	1,628
Stock option grants issued in connection with stock bonus and incentive plans	48	99	672
Property and equipment subject to accounts payable	157	382	979
Common stock issued in connection with business combinations		3,041	3,024
Common stock issued in connection with acquiring noncontrolling interest		1,168	8
Common stock issued in connection with contingent consideration		128	316
Fair value of contingent consideration in connection with business combinations			$ 5,060